Consolidated Statements of Financial Position € in Thousands, ₪ in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Current assets
Cash and cash equivalents	€ 51,127	$ 56,548	€ 46,458
Marketable securities			2,836
Short-term deposits	997	1,103
Restricted cash	810	896	900
Receivable from concession project			1,799
Intangible asset from green certificates	553	612	585
Trade and other receivables	11,992	13,264	12,097
Assets of disposal groups classified as held for sale	28,297	31,298
Total Current assests	93,776	103,721	64,675
Non-current assets
Investment in equity accounted investee	31,772	35,141	30,029
Advances on account of investments	898	993	2,328
Receivable from concession project			24,795
Fixed assets	407,982	451,244	365,756
Right-of-use asset	30,967	34,251	30,020
Intangible asset			4,094
Restricted cash and deposits	17,386	19,230	20,192
Deferred tax	8,677	9,597	23,510
Long-term receivables	10,446	11,554	9,270
Derivatives	10,948	12,109	1,488
Non-current assets	519,076	574,119	511,482
Total assets	612,852	677,840	576,157
Current liabilities
Current maturities and short term bank loans	9,784	10,821	12,815
Current maturities of other long-term loans	5,000	5,530	10,000
Current maturities of debentures	35,200	38,933	18,714
Trade payables	5,249	5,808	4,504
Other payables	10,859	12,010	11,207
Current maturities of derivatives	4,643	5,135	33,183
Current maturities of lease liabilities	700	774	745
Liabilities of disposal groups classified as held for sale	17,142	18,960
Total current liabilities	88,577	97,971	91,168
Non-current liabilities
Long-term lease liabilities	23,680	26,191	22,005
Long-term bank loans	237,781	262,995	229,466
Other long-term loans	29,373	32,488	21,582
Debentures	104,887	116,009	91,714
Deferred tax	2,516	2,783	6,770
Other long-term liabilities	939	1,039	2,021
Derivatives			28,354
Total Non-current liabilities	399,176	441,505	401,912
Total liabilities	487,753	539,476	493,080
Equity
Share capital	25,613	28,329	25,613
Share premium	86,159	95,295	86,038
Treasury shares	(1,736)	(1,920)	(1,736)
Transaction reserve with non-controlling Interests	5,697	6,301	5,697
Reserves	4,299	4,755	(12,632)
Accumulated deficit	(5,037)	(5,571)	(7,256)
Total equity attributed to shareholders of the Company	114,995	127,189	95,724
Non-Controlling Interest	10,104	11,175	(12,647)
Total equity	125,099	138,364	83,077
Total liabilities and equity	€ 612,852	$ 677,840	€ 576,157